EXPLANATORY NOTE

The sole purpose of this filing is to file revised after-tax performance information for the Institutional Shares of the Community Reinvestment Act Qualified Investment Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 17, 2020 (SEC Accession No. 0001398344-20-008173), in interactive data format.